Schedule of Convertible Debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Original Issue Discount		$ 0	$ 12,962
Convertible Debt One [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		250,000
Principal Balance		277,778
Original Issue Discount		27,778
Accrued Interest		$ 17,083
Note Date		Apr. 28, 2022
Convertible Debt Two [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 250,000
Principal Balance		277,778
Original Issue Discount		27,778
Accrued Interest		$ 17,083
Note Date		Apr. 28, 2022
Convertible Debt Three [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 250,000
Principal Balance		277,778
Original Issue Discount		27,778
Accrued Interest		$ 17,083
Note Date		Apr. 28, 2022
Convertible Debt Four [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 25,000
Principal Balance		27,778
Original Issue Discount		2,778
Accrued Interest		$ 1,708
Note Date		Apr. 28, 2022
Convertible Debt Five [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 28,000
Principal Balance		31,111
Original Issue Discount		3,111
Accrued Interest		$ 1,913
Note Date		Apr. 28, 2022
Convertible Debt Six [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 28,000
Principal Balance		31,111
Original Issue Discount		3,111
Accrued Interest		$ 1,913
Note Date		Apr. 28, 2022
Convertible Debt Seven [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 35,000
Principal Balance		38,889
Original Issue Discount		3,889
Accrued Interest		$ 2,392
Note Date		Apr. 28, 2022
Convertible Debt Eight [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 25,000
Principal Balance		27,778
Original Issue Discount		2,778
Accrued Interest		$ 2,301
Note Date	[1]	Dec. 20, 2021
Convertible Debt Nine [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 100,000
Principal Balance		111,111
Original Issue Discount		11,111
Accrued Interest		$ 7,111
Note Date	[1]	Apr. 13, 2022
Convertible Debt Ten [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 25,000
Principal Balance		27,778
Original Issue Discount		2,778
Accrued Interest		$ 1,088
Note Date		Sep. 09, 2022
Convertible Debt [Member] | Wallach Beth [Member]
Short-Term Debt [Line Items]
Purchase Price		$ 1,016,000
Principal Balance		1,128,889
Original Issue Discount		112,889
Accrued Interest		$ 69,675

[1]	Notes sold by Company prior to the April 28, 2022 closing